Business And Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Balance Sheet

	December 31, 2011			December 31, 2010
	As Previously		Effect of	As Previously		Effect of
(in millions)	Reported	As Adjusted	Change	Reported	As Adjusted	Change
Reinsurance recoverables	$1,143.5	$1,144.1	$0.6	$1,203.9	$1,204.6	$0.7
Deferred acquisition costs, net	125.7	101.5	(24.2)	139.7	114.4	(25.3)
Deferred tax liabilities, net	26.1	18.5	(7.6)	10.5	2.4	(8.1)
Retained earnings	752.0	736.0	(16.0)	847.5	831.0	(16.5)

Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Statement Of Income (Loss)

	For the Year Ended December 31, 2011
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$426.7	$425.7	$(1.0)
Loss before income taxes	(62.9)	(61.9)	1.0
Provision for income taxes	19.5	20.0	0.5
Net loss	(82.4)	(81.9)	0.5
Net loss per common share:
Basic	$(3.03)	$(3.02)	$0.01
Diluted	(3.03)	(3.02)	0.01

	For the Year Ended December 31, 2010
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$472.6	$466.0	$(6.6)
Income before income taxes	115.3	121.9	6.6
Provision for income taxes	32.7	35.2	2.5
Net income	82.6	86.7	4.1
Net income per common share:
Basic	$2.80	$2.93	$0.13
Diluted	2.76	2.90	0.14

	For the Year Ended December 31, 2009
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$517.9	$521.2	$3.3
Income before income taxes	142.4	139.1	(3.3)
Provision for income taxes	24.9	23.9	(1.0)
Net income	117.5	115.2	(2.3)
Net income per common share:
Basic	$3.82	$3.75	$(0.07)
Diluted	3.81	3.74	(0.07)

Summary Of Receivables

(in millions)	2011	2010	2009
Premiums receivable	$0.9	$(1.1)	$2.4
Reinsurance recoverables	11.4	(0.4)	6.0

Net written off (recovered)	$12.3	$(1.5)	$8.4

Intangible Assets And Accumulated Amortization

	December 31, 2011		December 31, 2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
(in millions)	Amount	Amortization	Amount	Amortization
Lloyd’s capacity	$60.5	n/a	$60.5	n/a
Title plant	1.8	n/a	1.8	n/a
Distribution network	40.4	13.9	39.9	10.1
Additional Lloyd’s capacity	4.8	1.2	3.0	0.6
Other	1.5	0.9	1.5	0.7

	$109.0	$16.0	$106.7	$11.4

Supplemental Cash Flow Information

(in millions)	2011	2010	2009
Junior subordinated debentures	$18.3	$19.3	$21.0
Revolving credit facility	0.0	0.1	0.7
Other indebtedness (1)	3.5	3.1	3.9

Total interest paid	$21.8	$22.5	$25.6

(1)

Other indebtedness in 2011 and 2010 includes Argo International’s floating rate loan stock and a note payable related to the acquisition of ARIS (see Note 8, “Other Indebtedness” for further discussion regarding these debt instruments). Interest paid in 2011, reflected in the above table, is related to the floating rate loan stock as the interest paid on the note payable related to the acquisition of ARIS was $9 thousand. No interest was paid on the note payable in 2010.